Quarterly Report
February 29, 2020
MFS®  Government Markets Income Trust

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 100.9%
U.S. Bonds – 95.4%
Asset-Backed & Securitized – 4.2%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.733% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$212,369	$212,263
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	375,000	407,870
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	100,000	100,344
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	184,647	187,474
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	313,887	321,845
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	147,334
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	290,814	316,339
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	352,248
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	323,864
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	308,872	310,280
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	154,741	155,138
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	245,853	264,548
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	429,010	426,994
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	449,161
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	66,715
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.864%, 12/15/2051 (i)	1,678,171	106,859
Neuberger Berman CLO Ltd., FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	250,000	249,300
Palmer Square Loan Funding Ltd., 2020-1A, “A1”, FLR, 3.15% (LIBOR - 3mo. + 0.8%), 2/20/2028 (n)	250,000	249,750
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.031% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	381,028
TICP CLO Ltd., 2018-13R, “A”, FLR, 2.659% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	538,454	536,193
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	311,065
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.952%, 1/15/2052 (i)(n)	993,087	70,330
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	590,926	645,428
		$6,592,370
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$238,959
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	116,314
		$355,273
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$89,914
Business Services – 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$294,694
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$272,340
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	104,022
		$376,362
Computer Software - Systems – 0.4%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$436,881
Apple, Inc., 4.375%, 5/13/2045	121,000	154,538
		$591,419
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$171,519
Electronics – 0.5%
Broadcom, Inc., 4.75%, 4/15/2029 (n)	$750,000	$838,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Food & Beverages – 1.1%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$1,739,223
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	48,454
		$1,787,677
Insurance – 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$132,961
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$840,035
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$108,990
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$681,566
Major Banks – 0.3%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$189,623
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	254,217
		$443,840
Medical & Health Technology & Services – 1.4%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$174,516
HCA, Inc., 4.125%, 6/15/2029	785,000	861,376
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	127,759
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	795,858
Toledo Hospital, 5.325%, 11/15/2028	250,000	304,236
		$2,263,745
Mortgage-Backed – 48.8%
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	$604,390	$703,556
Fannie Mae, 2.152%, 1/25/2023	251,939	256,349
Fannie Mae, 2.41%, 5/01/2023	120,439	124,627
Fannie Mae, 2.55%, 5/01/2023	103,492	107,524
Fannie Mae, 2.59%, 5/01/2023	65,728	68,373
Fannie Mae, 3.78%, 10/01/2023	60,824	65,636
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	5,963,125	6,326,342
Fannie Mae, 2.7%, 7/01/2025	200,000	212,204
Fannie Mae, 3.43%, 6/01/2026	188,636	207,649
Fannie Mae, 3.59%, 9/01/2026	69,682	77,480
Fannie Mae, 2.28%, 11/01/2026	72,497	76,127
Fannie Mae, 2.585%, 12/25/2026	729,000	778,670
Fannie Mae, 3.045%, 3/25/2028	363,000	400,595
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	7,879,416	8,531,743
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	5,983,779	6,260,801
Fannie Mae, 4.96%, 6/01/2030	109,817	127,990
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	370,967	422,360
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2050	1,264,514	1,299,463
Fannie Mae, 3.5%, 12/25/2031 (i)	30,730	2,810
Fannie Mae, 3%, 2/25/2033 (i)	204,661	22,989
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,177,914	2,491,924
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	391,600	439,803
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	3,757,524	4,144,140
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	422,349	429,272
Fannie Mae, 1.75%, 10/25/2041	512,845	516,895
Fannie Mae, TBA, 2.5%, 3/25/2035 - 4/25/2050	2,149,999	2,204,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 3%, 3/25/2035 - 4/25/2050	$1,075,000	$1,109,408
Fannie Mae, TBA, 3.5%, 4/25/2035	800,000	837,288
Freddie Mac, 3.808%, 8/25/2020	188,556	189,522
Freddie Mac, 3.034%, 10/25/2020	261,909	262,681
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	292,239	341,363
Freddie Mac, 2.355%, 7/25/2022	500,000	511,307
Freddie Mac, 2.51%, 11/25/2022	496,000	510,206
Freddie Mac, 3.32%, 2/25/2023	433,000	455,561
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,125,175
Freddie Mac, 3.06%, 7/25/2023	294,000	310,089
Freddie Mac, 3.458%, 8/25/2023	367,000	391,848
Freddie Mac, 0.879%, 4/25/2024 (i)	4,301,325	133,231
Freddie Mac, 0.606%, 7/25/2024 (i)	4,741,511	110,649
Freddie Mac, 3.064%, 8/25/2024	489,568	521,744
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	694,399	762,544
Freddie Mac, 2.67%, 12/25/2024	827,000	874,208
Freddie Mac, 2.811%, 1/25/2025	642,000	683,395
Freddie Mac, 3.329%, 5/25/2025	928,000	1,014,138
Freddie Mac, 3.01%, 7/25/2025	225,000	242,768
Freddie Mac, 2.673%, 3/25/2026	900,000	959,196
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	7,540,948	8,019,901
Freddie Mac, 0.577%, 7/25/2027 (i)	8,570,182	336,506
Freddie Mac, 0.435%, 8/25/2027 (i)	6,743,072	200,549
Freddie Mac, 0.291%, 1/25/2028 (i)	12,225,908	287,036
Freddie Mac, 0.303%, 1/25/2028 (i)	5,034,096	120,885
Freddie Mac, 0.134%, 2/25/2028 (i)	14,198,877	175,708
Freddie Mac, 2.5%, 3/15/2028	54,062	56,513
Freddie Mac, 0.119%, 4/25/2028 (i)	9,082,105	105,233
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	5,662,655	5,968,173
Freddie Mac, 3.854%, 6/25/2028	300,000	348,642
Freddie Mac, 3.926%, 7/25/2028	909,308	1,064,680
Freddie Mac, 3.78%, 10/25/2028	275,000	319,726
Freddie Mac, 4.06%, 10/25/2028	423,000	500,728
Freddie Mac, 1.089%, 7/25/2029 (i)	1,262,327	114,664
Freddie Mac, 1.27%, 8/25/2029 (i)	2,567,989	242,879
Freddie Mac, 0.756%, 11/25/2029 (i)	5,692,371	313,360
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	347,423	399,247
Freddie Mac, 5%, 2/15/2036 - 7/01/2041	1,356,854	1,526,924
Freddie Mac, 5.5%, 2/15/2036 (i)	53,749	10,582
Freddie Mac, 6.5%, 5/01/2037	62,930	71,914
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	428,542	464,205
Freddie Mac, 4.5%, 12/15/2040 (i)	21,574	2,043
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	686,530	784,669
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	864,802	917,004
Ginnie Mae, 4.5%, 9/20/2041	231,475	252,828
Ginnie Mae, 3.5%, 10/20/2041 (i)	92,192	8,459
Ginnie Mae, 3.5%, 4/15/2042 - 12/20/2049	1,618,408	1,719,735
Ginnie Mae, 2.5%, 6/20/2042	20,000	20,970
Ginnie Mae, 4%, 8/16/2042 (i)	85,936	13,887
Ginnie Mae, 3%, 4/20/2045 - 3/20/2050	3,566,430	3,705,718
Ginnie Mae, 5.87%, 4/20/2058	5,632	6,485
Ginnie Mae, 0.659%, 2/16/2059 (i)	528,306	30,696
Ginnie Mae, TBA, 4%, 3/15/2050	125,000	130,200
Ginnie Mae, TBA, 3%, 4/15/2050	375,000	387,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 3.5%, 4/21/2050	$525,000	$543,662
		$76,817,761
Municipals – 3.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AMBAC, 5.06%, 12/01/2025	$750,000	$792,060
Chicago, IL, “C”, AGM, 6.207%, 1/01/2036	795,000	1,100,169
Howard University, AGM, 2.638%, 10/01/2021	26,000	26,247
Howard University, 2.738%, 10/01/2022	28,000	28,424
Howard University, 2.801%, 10/01/2023	31,000	31,609
Howard University, AGM, 2.416%, 10/01/2024	33,000	33,837
Howard University, AGM, 2.516%, 10/01/2025	42,000	43,182
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	240,000	259,915
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,133,857
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	55,553
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	1,215,000	1,283,526
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042 (w)	195,000	196,279
		$4,984,658
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$148,877
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$100,735
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$234,070
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$36,880
U.S. Government Agencies and Equivalents – 1.5%
AID Tunisia, 2.452%, 7/24/2021	$235,000	$236,628
AID Ukraine, 1.847%, 5/29/2020	330,000	330,630
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	421,427
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	86,028
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	362,164
Small Business Administration, 6.35%, 4/01/2021	9,230	9,349
Small Business Administration, 6.34%, 5/01/2021	13,352	13,583
Small Business Administration, 6.44%, 6/01/2021	12,616	12,903
Small Business Administration, 6.625%, 7/01/2021	12,352	12,604
Small Business Administration, 5.52%, 6/01/2024	41,361	43,974
Small Business Administration, 2.21%, 2/01/2033	149,686	154,732
Small Business Administration, 2.22%, 3/01/2033	253,589	261,917
Small Business Administration, 3.15%, 7/01/2033	201,508	214,375
Small Business Administration, 3.62%, 9/01/2033	207,289	224,851
		$2,385,165
U.S. Treasury Obligations – 31.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$65,001
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	509,001
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,635,385
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	6,824,307
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	583,501
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	2,101,421
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,686,238
U.S. Treasury Bonds, 2.875%, 11/15/2046	4,322,000	5,438,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 2/15/2048	$804,400	$1,042,452
U.S. Treasury Notes, 2.625%, 6/15/2021	1,112,900	1,135,680
U.S. Treasury Notes, 1.75%, 5/15/2022	1,751,000	1,784,036
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	6,337,320
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	618,269
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,147,998
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,412,180
U.S. Treasury Notes, 2%, 8/15/2025	98,000	103,371
U.S. Treasury Notes, 1.875%, 7/31/2026	2,500,000	2,633,008
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,449,252
U.S. Treasury Notes, 1.75%, 11/15/2029	518,000	547,299
		$49,054,348
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$769,004
Total U.S. Bonds		$150,099,997
Foreign Bonds – 5.5%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$17,770
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$150,000	$157,695
Brazil – 0.3%
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	$400,000	$398,000
Chile – 0.6%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$243,651
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 5%, 1/25/2047	200,000	237,100
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	215,200
Transelec S.A., 4.25%, 1/14/2025	200,000	212,752
		$908,703
China – 0.2%
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)	$240,000	$263,477
Colombia – 0.3%
Republic of Colombia, 3%, 1/30/2030	$380,000	$383,424
Germany – 0.2%
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	$260,000	$265,962
India – 0.5%
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026	$398,000	$428,208
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	405,972
		$834,180
Indonesia – 0.2%
Republic of Indonesia, 3.5%, 1/11/2028	$310,000	$326,867
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$374,711
Kazakhstan – 0.3%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	$434,000	$504,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Kuwait – 0.3%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$453,000	$488,206
Mexico – 0.2%
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)	$301,000	$315,297
Netherlands – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$350,000	$360,868
Panama – 0.2%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$377,511
Peru – 0.5%
Peru LNG, 5.375%, 3/22/2030 (n)	$400,000	$340,000
Petroleos del Peru S.A., 4.75%, 6/19/2032	455,000	509,284
		$849,284
Singapore – 0.2%
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)	$309,000	$328,837
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)	$429,000	$436,005
United Kingdom – 0.7%
B.A.T Capital Corp., 2.764%, 8/15/2022	$438,000	$449,763
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	278,004
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	279,876
Reynolds American, Inc., 4%, 6/12/2022	79,000	83,179
		$1,090,822
Total Foreign Bonds		$8,682,014
Total Bonds		$158,782,011
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 1.61% (v)	4,611,289	$4,611,750

Other Assets, Less Liabilities – (3.8)%		(5,982,048)
Net Assets – 100.0%		$157,411,713
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,611,750 and $158,782,011, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,095,424, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At February 29, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 2/29/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	29,802	USD	32,580	Goldman Sachs International	5/22/2020	$471
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	54	$11,789,719	June - 2020	$59,917
U.S. Treasury Ultra Bond	Long	USD	3	622,500	June - 2020	20,193
						$80,110
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	11	$1,482,250	June - 2020	$(1,071)
U.S. Treasury Bond	Short	USD	36	6,129,000	June - 2020	(116,008)
						$(117,079)
At February 29, 2020, the fund had liquid securities with an aggregate value of $124,269 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$51,439,513	$—	$51,439,513
Non - U.S. Sovereign Debt	—	5,551,466	—	5,551,466
Municipal Bonds	—	4,984,658	—	4,984,658
U.S. Corporate Bonds	—	10,031,626	—	10,031,626
Residential Mortgage-Backed Securities	—	76,817,761	—	76,817,761
Commercial Mortgage-Backed Securities	—	3,167,738	—	3,167,738
Asset-Backed Securities (including CDOs)	—	3,424,632	—	3,424,632
Foreign Bonds	—	3,364,617	—	3,364,617
Mutual Funds	4,611,750	—	—	4,611,750
Total	$4,611,750	$158,782,011	$—	$163,393,761
Other Financial Instruments
Futures Contracts – Assets	$80,110	$—	$—	$80,110
Futures Contracts – Liabilities	(117,079)	—	—	(117,079)
Forward Foreign Currency Exchange Contracts – Assets	—	471	—	471
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,624,892	$13,040,853	$12,054,311	$(46)	$362	$4,611,750
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,832	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.